John Hancock

Government Income Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 81.7% (Cost $197,713,993)				$207,491,472
U.S. Government 58.2%				147,739,748

U.S. Treasury
Bond	2.250	08-15-49	1,000,000	1,063,477
Bond	2.875	05-15-43	8,950,000	10,563,098
Bond	2.875	11-15-46	8,345,000	9,958,910
Bond	2.875	05-15-49	6,659,000	8,023,835
Bond	3.000	02-15-48	10,420,000	12,773,048
Note	1.250	08-31-24	750,000	744,932
Note	1.500	08-15-22	13,195,000	13,221,287
Note	1.625	08-15-29	4,750,000	4,803,994
Note (A)	1.750	07-31-21	19,550,000	19,630,949
Note (A)	1.750	07-31-24	42,400,000	43,110,531
Note	2.125	05-31-26	1,500,000	1,564,453
Note	2.375	05-15-29	1,700,000	1,832,813
Note	2.500	02-28-26	1,000,000	1,064,844
Note	2.625	02-15-29	4,250,000	4,668,525
Note	3.000	10-31-25	10,850,000	11,839,215
Note	3.125	11-15-28	2,525,000	2,875,837
U.S. Government Agency 23.5%				59,751,724

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,062,036	1,105,816
30 Yr Pass Thru	3.500	12-01-44	3,378,910	3,566,207
30 Yr Pass Thru	3.500	02-01-47	1,612,535	1,677,984
30 Yr Pass Thru	4.000	12-01-40	779,475	833,690
30 Yr Pass Thru	4.000	01-01-41	879,896	941,095
30 Yr Pass Thru	4.000	01-01-41	920,810	984,855
30 Yr Pass Thru	4.000	11-01-43	1,278,250	1,361,565
30 Yr Pass Thru	4.000	06-01-47	1,571,879	1,653,013
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,387,240	1,429,440
30 Yr Pass Thru	3.500	07-01-43	1,985,145	2,094,142
30 Yr Pass Thru	3.500	03-01-44	948,099	1,000,156
30 Yr Pass Thru	3.500	01-01-45	4,751,842	5,029,085
30 Yr Pass Thru	3.500	04-01-45	4,400,534	4,632,527
30 Yr Pass Thru	4.000	09-01-40	2,276,731	2,433,910
30 Yr Pass Thru	4.000	12-01-40	1,559,302	1,666,952
30 Yr Pass Thru	4.000	09-01-41	1,568,395	1,676,673
30 Yr Pass Thru	4.000	10-01-41	1,569,021	1,685,677
30 Yr Pass Thru	4.000	01-01-42	759,485	815,953
30 Yr Pass Thru	4.000	07-01-42	1,868,015	2,006,318
30 Yr Pass Thru	4.000	11-01-42	3,822,196	4,084,875
30 Yr Pass Thru	4.000	11-01-43	3,269,254	3,521,517
30 Yr Pass Thru	4.000	12-01-43	1,867,245	1,994,404
30 Yr Pass Thru	4.500	08-01-40	1,539,348	1,665,205
30 Yr Pass Thru	4.500	06-01-41	2,656,813	2,869,883
30 Yr Pass Thru	4.500	07-01-41	2,390,604	2,582,325
30 Yr Pass Thru	4.500	11-01-41	514,918	556,375
30 Yr Pass Thru	4.500	02-01-42	1,488,778	1,598,404
30 Yr Pass Thru	4.500	04-01-48	2,171,175	2,320,194
30 Yr Pass Thru	5.000	04-01-35	182,414	199,753
30 Yr Pass Thru	5.000	09-01-40	715,619	783,283
30 Yr Pass Thru	5.000	04-01-41	879,185	980,448

2 JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 16.2% (Cost $41,347,159)				$41,199,047
Commercial and residential 2.8%				7,259,102

Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	1,682,185	1,710,728
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.640	08-15-45	3,825,636	148,544
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-LC13, Class B (B)(C)	5.009	08-10-46	595,000	648,478
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,828,516	174,206
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	2,006,163	2,104,805
Series 2019-1, Class MA	3.500	07-25-58	943,469	991,775
Series 2019-2, Class MA	3.500	08-25-58	420,085	443,973
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(C)	2.710	03-18-28	1,040,000	1,036,593
U.S. Government Agency 13.4%				33,939,945

Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	4,989,458	5,270,645
Series 4459, Class CA	5.000	12-15-34	128,280	137,743
Series 4482, Class MA	2.000	04-15-31	668,043	668,433
Series K017, Class X1 IO	1.298	12-25-21	3,581,785	86,654
Series K018, Class A2	2.789	01-25-22	2,000,000	2,032,876
Series K018, Class X1 IO	1.334	01-25-22	3,402,529	83,022
Series K022, Class X1 IO	1.222	07-25-22	8,917,370	263,359
Series K026, Class X1 IO	0.987	11-25-22	4,271,936	113,240
Series K030, Class X1 IO	0.191	04-25-23	47,620,027	303,997
Series K032, Class A1	3.016	02-25-23	804,691	819,640
Series K038, Class X1 IO	1.154	03-25-24	6,853,336	302,354
Series K048, Class X1 IO	0.248	06-25-25	5,117,983	66,908
Series K050, Class X1 IO	0.327	08-25-25	72,908,495	1,302,824
Series K053, Class X1 IO	0.888	12-25-25	27,850,859	1,350,497
Series K054, Class X1 IO	1.175	01-25-26	21,715,263	1,407,564
Series K715, Class X1 IO	1.092	01-25-21	35,615,529	404,514
Series K716, Class A2	3.130	06-25-21	575,000	583,600
Series K718, Class X1 IO	0.620	01-25-22	20,569,972	255,775
Series K720, Class X1 IO	0.523	08-25-22	63,696,719	776,438
Series K722, Class X1 IO	1.307	03-25-23	26,612,101	1,000,769
Series K725, Class A1	2.666	05-25-23	1,316,286	1,337,853
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,046,098
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	152,559	158,579
Series 2013-35, Class QB	1.750	02-25-43	783,422	784,849
Series 2013-40, Class DG	2.000	06-25-37	749,355	747,535
Series 2014-28, Class BD	3.500	08-25-43	2,203,890	2,321,505
Series 2014-44, Class DA	3.000	07-25-36	1,022,203	1,061,678
Series 2014-49, Class CA	3.000	08-25-44	945,957	973,495
Series 2018-M7, Class A1 (C)	3.052	03-25-28	1,915,544	2,041,561
Government National Mortgage Association
Series 2012-114, Class IO	0.767	01-16-53	1,805,394	83,368
Series 2013-30, Class A	1.500	05-16-42	462,596	449,965
Series 2015-7, Class IO	0.788	01-16-57	15,299,507	864,151
Series 2017-109, Class IO	0.610	04-16-57	2,682,334	141,170
Series 2017-124, Class IO	0.706	01-16-59	3,301,921	208,246
Series 2017-140, Class IO	0.609	02-16-59	1,936,115	112,165

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-20, Class IO	0.747	12-16-58	4,170,193	$248,472
Series 2017-41, Class IO	0.793	07-16-58	2,817,752	183,755
Series 2017-46, Class IO	0.620	11-16-57	3,068,349	174,676
Series 2017-54, Class IO	0.652	12-16-58	19,240,818	1,122,694
Series 2017-61, Class IO	0.769	05-16-59	1,906,829	131,763
Series 2017-74, Class IO	0.776	09-16-58	3,480,004	200,010
Series 2017-89, Class IO	0.766	07-16-59	3,521,149	242,110
Series 2018-114, Class IO	0.540	04-16-60	3,769,368	227,790
Series 2018-68, Class A	2.850	04-16-50	710,944	722,218
Series 2018-9, Class IO	0.558	01-16-60	2,211,126	123,387
Asset backed securities 1.6% (Cost $3,285,450)				$3,919,135
Asset backed securities 1.6%				3,919,135

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	2.385	07-25-36	260,790	260,520
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	2.405	10-25-36	985,782	979,306
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (D)	3.902	02-25-35	180,087	180,714
TAL Advantage V LLC
Series 2014-1A, Class A (B)	3.510	02-22-39	175,500	177,211
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	126,712	127,432
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	97,667	98,512
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	1,282,404	1,289,234
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	2.866	02-25-57	809,387	806,206

		Yield (%)	Shares	Value
Securities lending collateral 24.2% (Cost $61,362,551)				$61,360,101
John Hancock Collateral Trust (E)(F)		2.1920	6,131,840	61,360,101

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2% (Cost $664,985)				$665,000
U.S. Government Agency 0.0%				138,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	38,000	38,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	100,000	100,000

			Par value^	Value
Repurchase agreement 0.2%				527,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $527,124 on 9-3-19, collateralized by $426,400 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $537,676, including interest)			527,000	527,000
Total investments (Cost $304,374,138) 123.9%				$314,634,755
Other assets and liabilities, net (23.9%)				(60,749,481)
Total net assets 100.0%				$253,885,274

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate

4 JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	All or a portion of this security is on loan as of 8-31-19. The value of securities on loan amounted to $60,137,312.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 5

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	78	Long	Dec 2019	$16,848,762	$16,857,141	$8,379
						$8,379

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

6 JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$207,491,472	—	$207,491,472	—
Collateralized mortgage obligations	41,199,047	—	41,199,047	—
Asset backed securities	3,919,135	—	3,919,135	—
Securities lending collateral	61,360,101	$61,360,101	—	—
Short-term investments	665,000	—	665,000	—
Total investments in securities	$314,634,755	$61,360,101	$253,274,654	—
Derivatives:
Assets
Futures	$8,379	$8,379	—	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	6,246,758	(114,918)	6,131,840	—	—	($16)	($2,450)	$61,360,101

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	56Q1	08/19
This report is for the information of the shareholders of John Hancock Government Income Fund.		10/19